Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share
Earnings per share

Note 20—Earnings per share

Basic earnings per share is calculated by dividing income by the weighted‑average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted‑average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise outstanding written call options and outstanding options and shares granted subject to certain conditions under the Company’s share‑based payment arrangements. In 2018, 2017 and 2016, outstanding securities representing a maximum of 88 million, 31 million and 87 million shares, respectively, were excluded from the calculation of diluted earnings per share as their inclusion would have been antidilutive.

Basic earnings per share:

($ in millions, except per share data in $)	2018	2017	2016
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,514	1,441	1,172
Income from discontinued operations, net of tax	659	772	727
Net income	2,173	2,213	1,899

Weighted-average number of shares outstanding (in millions)	2,132	2,138	2,151

Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	0.71	0.67	0.54
Income from discontinued operations, net of tax	0.31	0.36	0.34
Net income	1.02	1.04	0.88

Diluted earnings per share:

($ in millions, except per share data in $)	2018	2017	2016
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,514	1,441	1,172
Income from discontinued operations, net of tax	659	772	727
Net income	2,173	2,213	1,899

Weighted-average number of shares outstanding (in millions)	2,132	2,138	2,151
Effect of dilutive securities:
Call options and shares	7	10	3
Adjusted weighted-average number of shares outstanding (in millions)	2,139	2,148	2,154

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	0.71	0.67	0.54
Income from discontinued operations, net of tax	0.31	0.36	0.34
Net income	1.02	1.03	0.88